Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Assets
Prepayments	$ 38	$ 6	$ 212
Other current assets	95	104	325
Prepaid expenses and other current assets	$ 133	$ 110	$ 537